Note 5 - Long-term Debt	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Long-term Debt [Text Block]

5. Long-Term Debt

Long-term debt represents loans of the Company. Outstanding long-term debt as of December 31, 2020 and June 30, 2021 is as follows:

Borrower	December 31, 2020	June 30, 2021
Kamsarmax One Shipping Ltd.	9,597,000	-
Ultra One Shipping Ltd.	13,120,000	-
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	-	26,200,000
Kamsarmax Two Shipping Ltd.	14,550,000	13,900,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp.	10,800,000	9,400,000
Eirini Shipping Ltd.	3,300,000	4,790,000
Blessed Luck Shipowners Ltd. (short term sellers’ credit)	-	5,000,000
	51,367,000	59,290,000
Less: Current portion	(14,013,835)	(11,576,165)
Long-term portion	37,353,165	47,713,835
Deferred charges, current portion	220,081	102,991
Deferred charges, long-term portion	35,081	351,098
Long-term debt, current portion net of deferred charges	13,793,754	11,473,174
Long-term debt, long-term portion net of deferred charges	37,318,084	47,362,737

Loan from related party, current
EuroDry Ltd.	-	2,700,000

The future annual loan repayments are as follows:

To June 30:
2022	11,576,165
2023	17,924,732
2024	4,576,163
2025	3,876,729
2026	3,520,595
Thereafter	17,815,616
Total	59,290,000

Details of the loans are discussed in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2020, included in the 2020 Annual Report.

The Company’s bank loans are secured with one or more of the following:

●	first priority mortgage over the respective vessels on a joint and several basis.
●	first assignment of earnings and insurance.
●	a corporate guarantee of EuroDry Ltd.
●	a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the security cover ratio (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from 120% to 130%), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $3,668,036 and $7,389,456 as of December 31, 2020 and June 30, 2021, respectively, and are included in "Restricted cash" under "Current assets" and "Long-term assets" in the unaudited condensed consolidated balance sheets. As of June 30, 2021, the Company satisfied all its debt covenants.

Interest expense, including loan fee amortization for the six-month periods ended June 30, 2020 and 2021 amounted to $1,247,821 and $1,121,172, respectively.